DELAWARE GROUP ADVISER FUNDS
Delaware Diversified Income Fund

Supplement to the Fund's Statement of Additional Information
dated February 28, 2007

DELAWARE GROUP EQUITY FUNDS I
Delaware Balanced Fund

Supplement to the Fund's Statement of Additional Information
dated February 28, 2007

DELAWARE GROUP GOVERNMENT FUND
Delaware Core Plus Bond Fund
(formerly, Delaware American Government Bond Fund)

Supplement to the Fund's Statement of Additional Information
dated November 28, 2006

DELAWARE GROUP INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund

Supplement to the Funds' Statement of Additional Information
dated November 28, 2006

(each, a "Fund" and collectively, the "Funds")

Effective August 16, 2007, Kevin P. Loome has been added as a portfolio manager to the Funds.

The following information supplements the section entitled "Management of the Trust - Officers and Trustees" in the Fund(s')('s) Statement of Additional Information.

The following is additional information regarding investment professionals affiliated with the Trust(s):
Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) for the Past 5 Years
Kevin P. Loome, CFA 2005 Market Street Philadelphia, PA 19103 October 19, 1967	Senior Vice President, Senior Portfolio Manager and Head of High Yield Investments	Less than 1 year

Senior Vice President, Senior Portfolio Manager and Head of High Yield Investments - Delaware Investments
(2007 - Present)

Mr. Loome has served in various capacities at different times at T. Rowe Price

The following information supplements the section entitled "Portfolio Managers - Other Accounts Managed" in the Fund(s')('s) Statement of Additional Information.

Mr. Loome is responsible for the following accounts. The assets listed below are as of July 16, 2007:
	Number of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Kevin P. Loome, CFA
Registered Investment Companies	19	$9.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	2	$959.9 million	0	$0

This Supplement is dated August 31, 2007.